UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                  APRIL 30, 2005
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.3%
--------------------------------------------------------------------------------
                                                     SHARES          VALUE
                                                --------------  ---------------
CONCRETE & MINERAL PRODUCTS -- 0.0%
    Birch Mountain Resources Ltd.*                       9,000  $        15,300
                                                                ---------------
DRUGS -- 0.2%
    Pfizer                                               3,470           94,280
                                                                ---------------
ELECTRIC UTILITIES -- 40.1%
    Ameren                                              13,075          675,977
    Constellation Energy Group                          70,760        3,719,146
    Dominion Resources                                  27,568        2,078,627
    Duke Energy                                        123,850        3,615,182
    Exelon                                              60,549        2,997,176
    FirstEnergy                                         10,895          474,150
    FPL Group                                           32,050        1,308,281
    Great Plains Energy                                 72,000        2,201,760
    PG&E*                                                  500           17,360
    PNM Resources                                       38,000        1,050,700
    PPL                                                 22,805        1,237,399
    SCANA                                               26,123        1,014,617
    Sierra Pacific Resources*                           30,000          324,600
    TransAlta                                           16,000          241,120
    TXU                                                 34,700        2,976,913
    Unisource Energy                                    40,000        1,250,000
                                                                ---------------
                                                                     25,183,008
                                                                ---------------
ENERGY -- 24.1%
    Ashland                                             33,150        2,229,006
    BP ADR                                              53,741        3,272,827
    ConocoPhillips                                       9,000          943,650
    Exxon Mobil                                         54,911        3,131,574
    National-Oilwell*                                   15,569          618,712
    Royal Dutch Petroleum*                              29,358        1,710,104
    Schlumberger Ltd.                                    8,500          581,485
    Shell Transport & Trading ADR                        4,435          238,913
    Talisman Energy                                     15,100          455,265
    Todco, Cl A*                                        50,000        1,112,500
    Transocean*                                         17,569          814,675
                                                                ---------------
                                                                     15,108,711
                                                                ---------------
FINANCIAL SERVICES -- 0.7%
    Berkshire Hathaway, Cl B*                              102          285,397
    Wells Fargo                                          2,512          150,569
                                                                ---------------
                                                                        435,966
                                                                ---------------
GAS -- 17.1%
    Energen                                              6,850          424,357
    Equitable Resources                                  8,600          495,704
    Oneok                                              101,950        2,942,277
    Sempra Energy                                       67,900        2,741,802
    South Jersey Industries                             26,525        1,441,634
    Southern Union*                                     40,000          957,600
    Southwest Gas                                       15,000          367,050
    Williams                                            80,000        1,361,600
                                                                ---------------
                                                                     10,732,024
                                                                ---------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                  APRIL 30, 2005
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                    SHARES/
                                                  FACE AMOUNT        VALUE
                                                --------------  ---------------
PAPER & PAPER PRODUCTS -- 0.4%
    Sonoco Products                                     10,000  $       270,900
                                                                ---------------
TELECOMMUNICATION SERVICES -- 13.7%
    Alltel                                              16,675          949,808
    AT&T                                                26,000          497,380
    BCE                                                 25,000          601,500
    Citizens Communications                             80,000        1,020,000
    CommScope*                                          55,000          776,600
    SBC Communications                                  67,413        1,604,429
    Sprint                                              25,000          556,500
    Verizon Communications                              55,000        1,969,000
    Vodafone Group ADR                                  24,425          638,470
                                                                ---------------
                                                                      8,613,687
                                                                ---------------

    TOTAL COMMON STOCK                                               60,453,876
        (Cost $47,601,232)                                      ---------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATION -- 0.3%
--------------------------------------------------------------------------------
    Calpine
        7.875%, 04/01/08                             $ 325,000          162,500
                                                                ---------------

    TOTAL CORPORATE OBLIGATION                                          162,500
        (Cost $274,912)                                         ---------------
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.1%
--------------------------------------------------------------------------------
GAS -- 0.1%
    Public Service Enterprise Group                      1,000           74,000
                                                                ---------------

    TOTAL PREFERRED STOCK                                                74,000
        (Cost $39,560)                                          ---------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.1%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 3.1%
    SEI Government Money Market Fund                   940,313          940,313
    SEI Prime Obligations Money Market Fund            973,557          973,557
                                                                ---------------

    TOTAL SHORT-TERM INVESTMENTS                                      1,913,870
        (Cost $1,913,870)                                       ---------------

    TOTAL INVESTMENTS -- 99.8%                                  $    62,604,246
        (Cost $49,829,574)+                                     ===============

         PERCENTAGES ARE BASED ON NET ASSETS OF $62,744,371.

       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITARY RECEIPT
      CL CLASS
    LTD. LIMITED

       + AT APRIL 30, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $49,829,574, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $13,769,709 AND $(995,037), RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.
                                                                 WHR-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------------
                                          James F. Volk
                                          President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------------
                                          James F. Volk
                                          President

Date:  June 27, 2005

By (Signature and Title)*                 /s/ Peter J. Golden
                                          --------------------------------
                                          Peter J. Golden
                                          Controller and Chief Financial Officer

Date:  June 27, 2005

* Print the name and title of each signing officer under his or her signature.